Digital Currencies and Derivative Asset (Narrative) (Details) $ in Thousands	3 Months Ended
	Jun. 30, 2025 USD ($) Number_of_coins	Jun. 30, 2024 USD ($)	Mar. 31, 2025 USD ($) Number_of_coins
Finite-Lived Intangible Assets [Line Items]
Revaluation of digital currencies	$ 23,200	$ 21,900
Cumulative realized gains	17,300
Cumulative realized losses		1,200
Revaluation adjustment gain (loss)	$ 5,900	$ (20,700)
Number of Bitcoin repurchased | Number_of_coins	86
Bitcoin strike price	$ 88
Deposit on equipment | Number_of_coins	1,565
Number of Bitcoin options held | Number_of_coins	1,651		172
Fair value of options	$ 40,507		$ 1,300
Remeasurement gain recognized	$ 16,600